Subsequent Events (Details) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Repayment of principal			$ 6,446,000	$ 6,446,000	$ 4,000,000
Exercise Price		$ 11.50
Subsequent events | 2022 Loan and Security Agreement
Subsequent Events
Repayment of principal	$ 10,000,000
Number of shares of common stock called by warrants issued	27,707
Exercise Price	$ 7.67
Cash payment due with respect to certain fees	$ 212,500
Payment of net interest, prepayment fees, and legal fees	$ 849,000